Consolidated statement of changes in equity - USD ($) $ in Thousands	Total		Share Capital [Member]	Share Premium Account [Member]	Retained (Deficit)/ Earnings [Member]	Foreign Currency Translation Deficit [Member]	Capital Redemption Reserves [Member]	Hedging Reserve [Member]	Merger Reserve [Member]	Total Equity Attributable to Owners of the Parent [Member]	Non-controlling Interests [Member]
Beginning balance at Apr. 30, 2015	$ 1,278,061		$ 39,555	$ 16,087	$ (96,479)	$ (13,548)	$ 163,363	$ 0	$ 1,168,104	$ 1,277,082	$ 979
Changes in equity [abstract]
Profit for the financial period	162,972	[1],[2]	0	0	162,894	0	0	0	0	162,894	78
Other comprehensive income/(expense) for the period	598	[1]	0	0	4,056	(3,458)	0	0	0	598	0
Total comprehensive income/(expense) for the period	163,570	[1]	0	0	166,950	(3,458)	0	0	0	163,492	78
Transactions with owners:
Dividends	(105,159)		0	0	(105,159)	0	0	0	0	(105,159)	0
Share options:
Issue of share capital - share options	898		18	950	(70)	0	0	0	0	898	0
Movement in relation to share options	23,582		0	0	23,582	0	0	0	0	23,582	0
Corporation tax on share options	1,545		0	0	1,545	0	0	0	0	1,545	0
Deferred tax on share options	8,490		0	0	8,490	0	0	0	0	8,490	0
Share reorganization and buy-back:
Issue and redemption of B shares				0
Share placement:
Issue of share capital - share placement	225,720		0	176,235	49,485	0	0		0	225,720	0
Share placement issue costs	(2,979)		0	(2,979)	0	0	0		0	(2,979)	0
Reallocation of merger reserve	0		0	0	180,000	0	0	0	(180,000)	0	0
Total movements for the period	315,667		18	174,206	324,823	(3,458)	0	0	(180,000)	315,589	78
Ending balance at Apr. 30, 2016	1,593,728		39,573	190,293	228,344	(17,006)	163,363	0	988,104	1,592,671	1,057
Changes in equity [abstract]
Profit for the financial period	157,803	[2],[3]	0	0	157,906	0	0	0	0	157,906	(103)
Other comprehensive income/(expense) for the period	(5,746)	[3]	0	0	207	(5,953)	0	0	0	(5,746)	0
Total comprehensive income/(expense) for the period	152,057	[3]	0	0	158,113	(5,953)	0	0	0	152,160	(103)
Transactions with owners:
Dividends	(177,535)		0	0	(177,535)	0	0	0	0	(177,535)	0
Treasury shares purchased	(7,678)		0	0	(7,678)	0	0	0	0	(7,678)	0
Share options:
Issue of share capital - share options	1,889		127	1,852	(90)	0	0	0	0	1,889	0
Movement in relation to share options	23,952		0	0	23,952	0	0	0	0	23,952	0
Corporation tax on share options	4,081		0	0	4,081	0	0	0	0	4,081	0
Deferred tax on share options	22,996		0	0	22,996	0	0	0	0	22,996	0
Share reorganization and buy-back:
Issue and redemption of B shares				0
Share placement:
Reallocation of merger reserve	0		0	0	650,000	0	0	0	(650,000)	0	0
Total movements for the period	19,762		127	1,852	673,839	(5,953)	0	0	(650,000)	19,865	(103)
Ending balance at Apr. 30, 2017	1,613,490		39,700	192,145	902,183	(22,959)	163,363	0	338,104	1,612,536	954
Changes in equity [abstract]
Profit for the financial period	784,133		0	0	784,048	0	0	0	0	784,048	85
Other comprehensive income/(expense) for the period	29,305		0	0	(11,920)	(28,743)	0	69,968	0	29,305	0
Total comprehensive income/(expense) for the period	813,438		0	0	772,128	(28,743)	0	69,968	0	813,353	85
Transactions with owners:
Dividends	(542,161)		0	0	(542,161)	0	0	0	0	(542,161)	0
Share options:
Issue of share capital - share options	5,689		251	5,499	(61)	0	0	0	0	5,689	0
Movement in relation to share options	78,643		0	0	78,643	0	0	0	0	78,643	0
Corporation tax on share options	4,145		0	0	4,145	0	0	0	0	4,145	0
Deferred tax on share options	(23,724)		0	0	(23,724)	0	0	0	0	(23,724)	0
Acquisitions:
Shares issued to acquire HPE Software business	6,514,170		28,773	0	0	0	0	0	6,485,397	6,514,170	0
Share reorganization and buy-back:
Return of Value - share consolidation	0		(2,926)	0	0	0	2,926	0	0	0	0
Issue and redemption of B shares	(500,000)		0	(156,683)	(500,000)	0	500,000	0	(343,317)	(500,000)	0
Share buy-back	(171,710)		0	0	(171,710)	0	0	0	0	171,710	0
Share placement:
Issue of share capital - share placement				0
Share placement issue costs				0
Reallocation of merger reserve	0		0	0	2,755,800	0	0	0	(2,755,800)	0	0
Total movements for the period	6,178,490		26,098	(151,184)	2,373,060	(28,743)	502,926	69,968	(3,386,280)	6,178,405	85
Ending balance at Oct. 31, 2018	$ 7,791,980		$ 65,798	$ 40,961	$ 3,275,243	$ (51,702)	$ 666,289	$ 69,968	$ 3,724,384	$ 7,790,941	$ 1,039

[1]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)
[2]	The comparatives for the 12 months ended April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).